NATURAL GAS AND OIL PROPERTIES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares field	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of proved properties	$ 41,616	$ 0	$ 0
Property, plant and equipment, number of unrecoverable fieds | field	2
Natural gas and oil properties
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of proved properties		$ 0	$ 0
Discount rate | Natural gas and oil properties
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets | shares	10.9